Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 92.2%
2,360,765	Angel Oak Mortgage Trust, Series 2022-1 A1^+	2.88%	12/25/2066	2,081,711
3,063,994	Bayview MSR Opportunity Master Fund Trust INV2, Series 2022-2 A1#^	3.00%	12/25/2051	2,601,797
4,378,426	Bayview MSR Opportunity Master Fund Trust INV5, Series 2021-5 A2#^	2.50%	11/25/2051	3,564,282
4,568,356	Bayview MSR Opportunity Master Fund Trust INV6, Series 2021-6 A1#^	3.00%	10/25/2051	3,879,230
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	944,233
36,157	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	36,600
49,327	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	50,405
109,322	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	109,485
50,170	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	52,160
160,910	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	160,367
40,686	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	41,424
125,760	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	125,946
395,574	FHLMC PC, Pool# C9-1826	3.00%	05/01/2035	372,558
19,332	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	3.12%	05/01/2035	18,942
120,678	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	121,587
36,404	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	37,165
237,121	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	229,642
231,893	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	226,848
16,923	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	2.86%	03/01/2036	17,280
15,584	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	4.09%	10/01/2036	15,926
117,374	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	121,440
66,700	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	67,904
4,359	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	3.49%	02/01/2037	4,285
84,210	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	85,782
41,715	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	42,493
84,660	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	85,532
22,056	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	3.73%	06/01/2037	21,999
49,083	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	50,021
201,680	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	204,989
62,242	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	62,877
44,253	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	4.03%	10/01/2037	43,374
124,821	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	127,448
638,186	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	616,467
75,221	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	75,997
3,197,390	FHLMC PC, Pool# WA-3311	2.21%	04/01/2038	2,407,834
131,175	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	133,848
290,435	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	293,678
128,034	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	135,466
113,207	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	119,831
91,932	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	92,879
63,593	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	65,081
280,844	FHLMC PC, Pool# C0-3427	5.50%	10/01/2039	292,153
154,082	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	156,016
1,401,625	FHLMC PC, Pool# QC-5310	3.00%	08/01/2051	1,260,327
3,797,407	FHLMC PC, Pool# QD-5779	3.00%	01/01/2052	3,412,013
3,244,458	FHLMC PC, Pool# SD-0846	2.50%	02/01/2052	2,819,156
5,339,682	FHLMC PC, Pool# SD-8196	3.50%	02/01/2052	4,970,298
3,942,992	FHLMC PC, Pool# RA-6966	2.00%	03/01/2052	3,273,621
1,869,768	FHLMC PC, Pool# QD-7450	3.00%	03/01/2052	1,684,809
4,204,088	FHLMC PC, Pool# QD-7999	4.00%	03/01/2052	4,026,480
591,068	FHLMC PC, Pool# QE-0622	2.00%	04/01/2052	493,905
983,611	FHLMC PC, Pool# QE-0380	2.50%	04/01/2052	854,058
3,203,019	FHLMC PC, Pool# QD-9382	4.00%	04/01/2052	3,067,702
2,847,869	FHLMC PC, Pool# QD-9775	4.00%	04/01/2052	2,727,102
2,861,091	FHLMC PC, Pool# QE-0898	4.50%	04/01/2052	2,805,769
3,823,824	FHLMC PC, Pool# RA-7374	3.00%	05/01/2052	3,438,023
3,162,509	FHLMC PC, Pool# QE-2358	3.50%	05/01/2052	2,943,402
3,223,484	FHLMC PC, Pool# QE-3174	3.50%	06/01/2052	2,999,468
2,956,355	FHLMC PC, Pool# QF-0493	5.50%	09/01/2052	3,025,419
3,316,843	FHLMC PC, Pool# QF-0773	5.50%	09/01/2052	3,368,427
3,553,032	FHLMC PC, Pool# SD-1846	4.50%	10/01/2052	3,492,316
3,234	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	3,237
44,311	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	43,391
595,797	FHLMC REMIC, Series 2907 VZ	4.50%	05/15/2034	584,759
175,851	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	178,653
311,264	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	320,356
210,315	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	219,200
247,795	FHLMC REMIC, Series 3830 NB	4.50%	02/15/2039	246,481
762,219	FHLMC REMIC, Series 4121 DH	2.00%	10/15/2042	579,300
437,838	FHLMC REMIC, Series 4872 AB	4.00%	08/15/2047	430,916
135,132	FHLMC REMIC, Series 4891 PA	3.50%	07/15/2048	131,005
705,402	FHLMC REMIC, Series 4888 AC	3.50%	01/15/2049	653,988
2,200,610	FHLMC REMIC, Series 5080 PB	1.25%	03/25/2050	1,733,287
2,763,333	FHLMC REMIC, Series 5083 UB	1.25%	03/25/2051	2,181,788
349,066	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	344,308
11,145,778	FHMS, Series K-035 X1#~	0.32%	08/25/2023	9,602
62,822,038	FHMS, Series K-C02 X1#~	0.38%	03/25/2024	191,519
19,179,907	FHMS, Series K-038 X1#~	1.08%	03/25/2024	135,869
40,913,085	FHMS, Series K-040 X1#~	0.69%	09/25/2024	320,681
16,934,656	FHMS, Series K-C03 X1#~	0.48%	11/25/2024	145,508
125,452,751	FHMS, Series K-047 X1#~	0.10%	05/25/2025	314,209
7,553,934	FHMS, Series Q-013 XPT1#~	1.66%	05/25/2025	168,341
14,119,167	FHMS, Series K-053 X1#~	0.88%	12/25/2025	282,745
8,823,716	FHMS, Series K-055 X1#~	1.34%	03/25/2026	304,757
5,777,294	FHMS, Series K-058 X1#~	0.91%	08/25/2026	147,272
6,202,722	FHMS, Series K-059 X1#~	0.30%	09/25/2026	52,518
26,354,687	FHMS, Series K-737 X1#~	0.64%	10/25/2026	463,750
53,034,168	FHMS, Series K-063 X1#~	0.28%	01/25/2027	470,578
20,791,162	FHMS, Series K-064 X1#~	0.60%	03/25/2027	418,959
5,580,518	FHMS, Series Q-013 XPT#~	1.81%	05/25/2027	154,629
5,250,330	FHMS, Series K-W03 X1#~	0.83%	06/25/2027	124,942
12,138,350	FHMS, Series K-068 X1#~	0.42%	08/25/2027	194,607
28,603,277	FHMS, Series K-069 X1#~	0.35%	09/25/2027	397,869
31,003,334	FHMS, Series K-072 X1#~	0.37%	12/25/2027	457,606
591,772	FHMS, Series Q-006 APT2#	2.76%	10/25/2028	565,272
24,714,448	FHMS, Series K-087 X1#~	0.36%	12/25/2028	450,616
17,891,441	FHMS, Series K-091 X1#~	0.56%	03/25/2029	509,094
12,603,056	FHMS, Series K-092 X1#~	0.71%	04/25/2029	450,916
6,243,479	FHMS, Series K-093 X1#~	0.95%	05/25/2029	290,712
10,928,891	FHMS, Series K-094 X1#~	0.88%	06/25/2029	487,632
14,453,547	FHMS, Series K-103 X1#~	0.64%	11/25/2029	503,550
65,391,385	FHMS, Series K-139 X1#~	0.09%	01/25/2032	529,304
364,311	FHMS, Series Q-004 A2H#	3.69%	01/25/2046	362,054
144,696	FHMS, Series Q-010 APT1#	4.34%	04/25/2046	144,054
832,144	FHMS, Series Q-004 A4H#	3.69%	08/25/2046	827,669
708,928	FHMS, Series Q-007 APT1#	4.73%	10/25/2047	705,548
809,149	FHS, Series 366 IO, Pool~	4.00%	08/01/2049	142,384
1,000,000	FNMA, Pool# AN9202	3.32%	05/01/2025	971,970
10,356	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	3.43%	10/01/2025	10,263
16,293	FNMA, Pool# 344903	5.50%	10/01/2025	16,472
37,494	FNMA, Pool# 356232	6.50%	01/01/2026	38,713
16,866	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	3.90%	05/01/2026	16,426
32,395	FNMA, Pool# 356329 (1 Year CMT Rate + 2.65%)	4.78%	01/01/2027	31,750
11,923	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	3.51%	04/01/2027	11,749
21,008	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	4.34%	11/01/2027	20,725
150,000	FNMA, Pool# AN8842	3.32%	04/01/2028	143,491
2,707,401	FNMA, Pool# BL0387	4.28%	05/01/2028	2,700,944
377,582	FNMA, Pool# 257203	5.00%	05/01/2028	384,251
773,466	FNMA, Pool# 958720	5.65%	10/01/2028	827,327
323,401	FNMA, Pool# 957502	3.98%	07/01/2029	322,294
28,521	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	4.22%	11/01/2029	28,027
63,790	FNMA, Pool# AL0898	5.00%	02/01/2031	64,927
1,214,081	FNMA, Pool# AI4717	4.50%	07/01/2031	1,222,180
28,520	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	4.35%	08/01/2031	27,866
2,150,000	FNMA, Pool# BL4313	2.31%	09/01/2031	1,870,910
29,821	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	4.54%	09/01/2031	29,515
8,266	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	3.40%	03/01/2032	7,929
794,066	FNMA, Pool# 470828	3.53%	03/01/2032	764,732
7,928	FNMA, Pool# 628837	6.50%	03/01/2032	8,186
12,965	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	3.40%	04/01/2032	12,512
32,612	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	4.30%	09/01/2032	32,279
26,065	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	4.02%	11/01/2032	25,705
24,856	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	4.63%	03/01/2033	24,181
5,456	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.03%)	3.28%	07/01/2033	5,341
27,098	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.27%	11/01/2033	26,439
11,538	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	4.34%	11/01/2033	11,318
23,432	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.41%	12/01/2033	23,086
25,208	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.90%	02/01/2034	24,743
25,428	FNMA, Pool# 774969 (1 Year CMT Rate + 2.28%)	3.28%	04/01/2034	25,151
101,905	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	4.21%	07/01/2034	100,985
2,861	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	4.12%	03/01/2035	2,808
36,941	FNMA, Pool# 889829	5.00%	07/01/2035	37,760
30,069	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	4.08%	08/01/2035	29,603
436,685	FNMA, Pool# AL7654	3.00%	09/01/2035	411,153
20,504	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	4.04%	09/01/2035	20,297
47,683	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	4.02%	10/01/2035	46,970
110,302	FNMA, Pool# 842006	4.25%	10/01/2035	109,787
18,702	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	3.85%	11/01/2035	19,042
232,353	FNMA, Pool# 850232	4.25%	12/01/2035	231,514
11,310	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	3.94%	03/01/2036	11,059
212,096	FNMA, Pool# AB0577	4.00%	03/01/2036	203,372
9,953	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	4.46%	03/01/2036	9,988
17,046	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.74%)	4.07%	04/01/2036	16,786
34,450	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	3.31%	05/01/2036	33,590
17,336	FNMA, Pool# 745626 (1 Year CMT Rate + 2.14%)	3.53%	05/01/2036	17,095
4,235	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.88%)	4.13%	06/01/2036	4,160
15,666	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.83%)	4.08%	07/01/2036	15,452
218,408	FNMA, Pool# 896838	5.45%	07/01/2036	218,863
71,969	FNMA, Pool# 745818	6.50%	09/01/2036	74,922
27,043	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.82%)	3.32%	05/01/2037	26,428
26,519	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	3.95%	08/01/2037	26,064
38,605	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.10%)	5.40%	08/01/2037	38,176
30,739	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	4.35%	09/01/2037	31,112
1,448,674	FNMA, Pool# MA3208	4.50%	10/01/2037	1,443,947
68,452	FNMA, Pool# 955233	6.50%	12/01/2037	71,818
3,526	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	3.59%	05/01/2038	3,423
213,362	FNMA, Pool# AD0100	7.00%	12/01/2038	232,269
84,534	FNMA, Pool# 930507	6.50%	02/01/2039	88,056
1,445,011	FNMA, Pool# AS2249	4.00%	04/01/2039	1,415,577
211,090	FNMA, Pool# AL0407	6.50%	04/01/2039	219,054
159,645	FNMA, Pool# AD0427	5.50%	10/01/2039	165,896
230,332	FNMA, Pool# AD0941	5.50%	04/01/2040	240,272
579,299	FNMA, Pool# 467095	5.90%	01/01/2041	620,958
278,899	FNMA, Pool# AH8447	5.50%	04/01/2041	283,086
899,547	FNMA, Pool# 469130	4.87%	10/01/2041	880,131
229,523	FNMA, Pool# BC1738	4.50%	09/01/2043	229,107
214,113	FNMA, Pool# AS1429	4.00%	12/01/2043	210,467
236,901	FNMA, Pool# AV7739	4.00%	01/01/2044	235,053
137,928	FNMA, Pool# AW6485	4.00%	06/01/2044	136,041
190,531	FNMA, Pool# AY0382	4.00%	11/01/2044	185,331
340,826	FNMA, Pool# AW9534	4.00%	03/01/2045	338,167
118,680	FNMA, Pool# AZ4154	4.00%	06/01/2045	118,457
948,469	FNMA, Pool# AZ7828	4.00%	08/01/2045	925,602
513,978	FNMA, Pool# BA3674	4.50%	10/01/2045	514,683
318,814	FNMA, Pool# BC6366	4.50%	02/01/2046	317,823
193,153	FNMA, Pool# BD1241	4.50%	05/01/2046	192,164
698,385	FNMA, Pool# BD5189	4.50%	07/01/2046	698,372
168,786	FNMA, Pool# BD8599	4.50%	11/01/2046	168,481
293,239	FNMA, Pool# BH7686	4.50%	12/01/2047	291,256
511,863	FNMA, Pool# BJ8287	4.50%	01/01/2048	508,529
351,763	FNMA, Pool# BK5105	5.50%	05/01/2048	359,108
379,707	FNMA, Pool# BK8032	5.50%	06/01/2048	389,149
1,000,000	FNMA, Pool# AN9931	4.24%	08/01/2048	900,118
183,113	FNMA, Pool# BN4936	5.50%	12/01/2048	185,511
105,579	FNMA, Pool# BN4921	5.50%	01/01/2049	106,912
2,670,629	FNMA, Pool# BP5419	3.00%	05/01/2050	2,440,420
2,908,555	FNMA, Pool# BQ3248	2.00%	11/01/2050	2,415,120
1,440,658	FNMA, Pool# BQ6307	2.00%	11/01/2050	1,196,359
1,012,699	FNMA, Pool# MA4208	2.00%	12/01/2050	841,267
850,049	FNMA, Pool# BR5634	2.00%	03/01/2051	706,571
3,826,269	FNMA, Pool# FM8754	3.00%	09/01/2051	3,465,602
469,801	FNMA, Pool# FS1480	2.50%	11/01/2051	407,671
5,268,149	FNMA, Pool# FM9760	3.50%	11/01/2051	4,908,159
1,190,066	FNMA, Pool# MA4492	2.00%	12/01/2051	986,908
3,399,299	FNMA, Pool# FS0348	2.00%	01/01/2052	2,826,619
3,149,881	FNMA, Pool# CB2548	2.50%	01/01/2052	2,727,806
3,175,028	FNMA, Pool# CB2539	2.50%	01/01/2052	2,758,446
1,111,838	FNMA, Pool# FS0731	2.00%	02/01/2052	928,181
2,759,561	FNMA, Pool# CB2909	3.50%	02/01/2052	2,568,438
4,091,046	FNMA, Pool# CB3103	2.50%	03/01/2052	3,569,665
2,907,902	FNMA, Pool# FS0832	3.50%	03/01/2052	2,707,182
1,461,433	FNMA, Pool# FS0922	3.50%	03/01/2052	1,360,874
2,003,789	FNMA, Pool# MA4565	3.50%	03/01/2052	1,863,925
2,700,504	FNMA, Pool# BV4532	3.50%	03/01/2052	2,513,402
4,324,745	FNMA, Pool# FS0945	4.00%	03/01/2052	4,143,369
3,819,537	FNMA, Pool# FS1521	3.00%	04/01/2052	3,460,466
755,135	FNMA, Pool# BW0025	4.00%	07/01/2052	725,604
14,894	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	14,900
1,993,561	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	1,879,927
643,196	FNMA REMIC Trust, Series 2012-139 HI~	2.50%	12/25/2027	24,693
48,674	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	2,303
70,265	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	282
5,554,021	FNMA REMIC Trust, Series 2020-M15 X1#~	1.47%	09/25/2031	318,265
23,844,450	FNMA REMIC Trust, Series 2019-M23 X3#~	0.32%	10/27/2031	418,706
102,887	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	103,770
152,060	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	152,145
276,346	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	284,151
1,215,853	FNMA REMIC Trust, Series 2014-8 IQ~	4.00%	03/25/2034	146,183
6,842,007	FNMA REMIC Trust, Series 2021-95 WI#~	0.00%	05/25/2035	185,416
1,689,096	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	1,721,428
619,137	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	641,040
280,077	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	287,098
852,372	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	880,093
397,916	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	411,769
418,000	FNMA REMIC Trust, Series 2008-2 PH	5.50%	02/25/2038	436,177
593,212	FNMA REMIC Trust, Series 2009-20 DA (1 Month LIBOR USD + 7.40%)~	2.55%	04/25/2039	68,346
1,003,776	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	1,023,184
784,797	FNMA REMIC Trust, Series 2012-27 PI~	4.50%	02/25/2042	71,477
51,841	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	5.40%	02/25/2042	51,147
298,124	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	34,882
6,523	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	6,258
1,814	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	1,782
10,885	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	10,647
6,197	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	6,039
7,230	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	7,153
346,656	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	66,005
195,741	FNMA REMIC Trust, Series 2018-86 JA	4.00%	05/25/2047	190,492
897,106	FNMA REMIC Trust, Series 2019-37 IM~	5.00%	07/25/2049	126,170
4,729,144	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	648,860
24,700,000	FNMA, 2.00%, Due TBA April	2.00%	04/15/2053	20,422,168
1,500,000	FNMA, 2.50%, Due TBA April	2.50%	04/15/2053	1,292,988
13,650,000	FNMA, 3.50%, Due TBA April	3.50%	04/15/2053	12,684,369
19,450,000	FNMA, 4.00%, Due TBA April	4.00%	04/15/2053	18,603,695
628,638	FREMF Mortgage Trust, Series 2020-KF74 B (1 Month LIBOR USD + 2.15%)^	6.82%	01/25/2027	614,788
860,113	FREMF Mortgage Trust, Series 2019-KF73 B (1 Month LIBOR USD + 2.45%)^	7.12%	11/25/2029	835,287
700,000	FREMF Mortgage Trust, Series 2017-K68 B#^	3.84%	10/25/2049	660,984
8,389	GNMA, Pool# 783374X	5.50%	04/15/2024	8,382
27,658	GNMA, Pool# 728160X	5.25%	11/15/2024	27,617
158,377	GNMA, Pool# 623145X	5.50%	10/15/2028	161,724
752,771	GNMA, Pool# 589694X	4.50%	08/15/2029	750,878
26,457	GNMA, Pool# 728157X	3.75%	11/15/2029	25,960
227,089	GNMA, Pool# 770225C	4.25%	08/20/2031	229,679
262,893	GNMA, Pool# 003160M	6.00%	11/20/2031	276,010
359,028	GNMA, Pool# 003489M	6.00%	12/20/2033	380,267
190,172	GNMA, Pool# 782173M	5.50%	05/20/2035	199,043
685,954	GNMA, Pool# MA7106M	2.00%	01/20/2036	621,020
675,059	GNMA, Pool# MA7164M	2.00%	02/20/2036	611,173
45,143	GNMA, Pool# 784315X	6.00%	06/15/2036	46,776
223,408	GNMA, Pool# 770226C	4.75%	09/20/2036	225,293
116,100	GNMA, Pool# 004194M	5.50%	07/20/2038	121,327
613,767	GNMA, Pool#AC0521C	5.50%	05/20/2042	645,874
877,334	GNMA, Pool# BM9287C	4.00%	08/20/2049	849,704
390,612	GNMA, Pool# MA7834M	6.00%	01/20/2052	411,728
1,888,097	GNMA, Pool# CJ2171C	4.00%	05/20/2052	1,812,983
3,613,555	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.09%)	7.11%	02/20/2072	3,825,534
3,275,013	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.11%)	7.12%	02/20/2072	3,471,604
241,020	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	9,067
365,129	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	362,494
65,114	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	66,472
395,537	GNMA REMIC Trust, Series 2012-52 WA#	6.19%	04/20/2038	412,534
680,435	GNMA REMIC Trust, Series 2016-012 KI~	5.00%	09/20/2038	95,874
404,799	GNMA REMIC Trust, Series 2017-083 ID~	7.00%	01/20/2039	53,529
472,086	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	480,254
659,600	GNMA REMIC Trust, Series 2010-105 IB~	4.50%	01/16/2040	63,617
478,317	GNMA REMIC Trust, Series 2016-68 IC#~	6.00%	01/20/2040	70,131
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	559,917
831,742	GNMA REMIC Trust, Series 2017-083 IK~	6.00%	05/20/2040	157,502
236,512	GNMA REMIC Trust, Series 2016-112 AW#	7.01%	12/20/2040	251,831
1,086,960	GNMA REMIC Trust, Series 2012-143 IC~	5.00%	10/16/2041	174,913
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	692,944
564,391	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	66,258
814,972	GNMA REMIC Trust, Series 2017-103 IM~	5.00%	06/20/2043	111,389
361,148	GNMA REMIC Trust, Series 2014-06 IG~	4.50%	01/16/2044	44,113
945,778	GNMA REMIC Trust, Series 2011-127 C#	3.50%	03/16/2047	900,893
303,722	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	287,101
3,533	GNMA REMIC Trust, Series 2018-166 AB	4.00%	10/20/2047	3,510
2,014,508	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	1.44%	11/20/2047	245,027
106,430	GNMA REMIC Trust, Series 2018-166 BA	3.50%	11/20/2047	104,868
2,043,042	GNMA REMIC Trust, Series 2018-036 LI~	5.00%	03/20/2048	284,302
517,526	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	498,563
579,422	GNMA REMIC Trust, Series 2019-162 KB	2.00%	12/20/2049	404,208
552,000	GNMA REMIC Trust, Series 2021-050 PL	1.25%	03/20/2051	273,373
1,840,302	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	1,430,954
1,049,804	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	755,716
1,791,418	GNMA REMIC Trust, Series 2021-177 KD	2.00%	10/20/2051	1,449,246
2,808,508	GNMA REMIC Trust, Series 2022-009 CD	2.00%	01/20/2052	2,323,898
1,105,474	GNMA REMIC Trust, Series 2014-135 I0#~	0.43%	01/16/2056	21,311
1,121,034	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	24,256
2,167,443	GNMA REMIC Trust, Series 2016-40 I0#~	0.62%	07/16/2057	50,561
1,459,294	GNMA REMIC Trust, Series 2016-56 I0#~	1.00%	11/16/2057	60,526
2,151,880	GNMA REMIC Trust, Series 2016-98 I0#~	0.86%	05/16/2058	86,094
3,727,503	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	3,308,662
4,339,691	JP Morgan Mortgage Trust, Series 2021-INV4 A2#^	3.00%	01/25/2052	3,685,058
3,346,833	JP Morgan Mortgage Trust, Series 2022-LTV2 A3#^	3.50%	09/25/2052	2,965,425
6,001,961	Mello Mortgage Capital Acceptance, Series 2021-INV4 A3#^	2.50%	12/26/2051	4,885,929
3,383,183	Mello Mortgage Capital Acceptance, Series 2022-INV2 A2#^	3.50%	04/25/2052	2,980,782
3,187,160	RCKT Mortgage Trust, Series 2021-6 A1#^	2.50%	12/25/2051	2,594,525
2,999,151	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	2,601,470
3,142,990	RCKT Mortgage Trust, Series 2022-4 A1#^	4.00%	06/25/2052	2,875,959
264,856	SBA, Pool# 522053 (PRIME + 0.61%)	8.11%	05/25/2026	265,886
2,064,911	Sequoia Mortgage Trust, Series 2021-1 A1#^	2.50%	03/25/2051	1,691,236
Total Mortgage Backed Securities (Cost $297,825,531)				283,467,792

Asset Backed Securities - 6.2%
3,500,000	American Express Credit Account Master Trust, Series 2022-2 A	3.39%	05/17/2027	3,420,397
1,877,073	American Homes 4 Rent Trust, Series 2014-SFR2 A^	3.79%	10/17/2036	1,830,967
2,130,000	American Homes 4 Rent Trust, Series 2014-SFR2 B^	4.29%	10/17/2036	2,092,114
2,303,017	American Homes 4 Rent Trust, Series 2014-SFR3 A^	3.68%	12/18/2036	2,253,833
311,032	American Homes 4 Rent Trust, Series 2015-SFR1 A^	3.47%	04/18/2052	300,313
213,730	American Homes 4 Rent Trust, Series 2015-SFR2 A^	3.73%	10/18/2052	208,745
250,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	244,927
1,404,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	1,278,941
1,505,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	1,390,291
665,860	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	640,586
380,000	Dext ABS LLC, Series 2021-1 B^	1.76%	02/15/2028	345,809
669,838	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	638,107
375,306	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	360,560
939,687	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	891,802
410,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	388,284
1,505,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,433,539
1,500,000	Verizon Master Trust, Series 2022-4 A+	3.40%	11/20/2028	1,464,849
Total Asset Backed Securities (Cost $19,969,820)				19,184,064

U.S. Treasury Notes - 0.7%
1,040,000	United States Treasury Note	3.88%	12/31/2027	1,051,151
1,000,000	United States Treasury Note	2.88%	05/15/2032	951,875
Total U.S. Treasury Notes (Cost $2,062,053)				2,003,026

Municipal Bonds - 0.2%
505,000	Colorado Health Facilities Authority	2.80%	12/01/2026	475,749
Total Municipal Bonds (Cost $505,000)				475,749

Shares
Short-Term Investments - 14.9%
Money Market Funds - 14.9%
45,782,037	First American Government Obligations Fund - Class Z, 4.61%*			45,782,037
Total Short-Term Investments (Cost $45,782,037)				45,782,037
Total Investments - 114.2% (Cost $366,144,441)				350,912,668
Liabilities in Excess of Other Assets - (14.2)%				(43,599,430)
NET ASSETS - 100.0%				$307,313,238

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest only security
*Annualized seven-day yield as of the date of this report.
+ Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $45,782,037 was categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, U.S. Treasury Notes, and municipal bonds with a total market value of $305,130,631, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Mortgage Securities Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	95	06/30/2023	$10,309,380	$10,403,243	$93,863
U.S. Treasury 10-Year Note Futures	63	06/21/2023	7,129,908	7,240,078	110,170
U.S. 10-Year Ultra Futures	87	06/21/2023	10,340,801	10,539,234	198,433
			$27,780,089	$28,182,555	$402,466
Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	(74)	06/30/2023	$(15,122,457)	$(15,277,531)	$(155,074)
U.S. Treasury Long Futures	(11)	06/21/2023	(1,385,582)	(1,442,719)	(57,137)
U.S. Treasury Ultra Bond Futures	(6)	06/21/2023	(844,862)	(846,750)	(1,888)
			$(17,352,901)	$(17,567,000)	$(214,099)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.